TRADING ASSETS AND LIABILITIES - Trading liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	$ 274,729,544	$ 249,900,662
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,033,592	2,371,927
Trading derivatives | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,011,934	2,154,361
Derivatives [member] | Trading derivatives
Disclosure of financial liabilities [line items]
Financial liabilities	1,011,934	2,154,361
Derivatives [member] | Trading derivatives | Financial liabilities at fair value through profit or loss, classified as held for trading, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,011,934	$ 2,154,361